Shareholder Report, Average Annual Return (Details) 195738_Rareview 2x Bull Cryptocurrency - Precious Metals ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rareview 2x Bull Cryptocurrency & Precious Metals ETF NAV
Average Annual Return, Percent	55.59%
S&P 500 TR index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR index
Average Annual Return, Percent	10.92%